8. INVESTMENTS IN JOINT VENTURES (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Investments In Joint Ventures Details 3
Interests in joint ventures, beginning	$ 3,699		$ 224		$ 227
Reclassifications	175	[1]	0		0
Increase for subsidiaries acquisition	0		3,407	[2]	0
Other decreases	(2)		(32)		(14)
Share of profit	1,064		105		9
Share capital increase	0		0		1
Other comprehensive (loss) income	(6)		(5)		1
Interests in joint ventures, ending	$ 4,930		$ 3,699		$ 224

[1]	Corresponds to the deconsolidation for sale of the interest in Greenwind (Note 1.3.2).
[2]	Corresponds to the incorporation of the interest in CIESA (Note 1.3.1).